SCHEDULE OF WARRANTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Number of securities to be issued upon exercise of outstanding warrants, Beginning balance	48,228,846
Weighted Average Exercise Price, Beginning balance
New warrants issued	41,194,230	48,228,846
New warrants issued, Weighted Average Exercise Price	$ 0.65	$ 0.65
New warrants issued, Weighted Average Remaining Contractual Life in Years	4 years	3 years 3 months 18 days
Number of securities to be issued upon exercise of outstanding warrants, Ending balance	89,423,076	48,228,846